Reserves	6 Months Ended
Jun. 30, 2025
Reserves
Reserves

14.	Reserves

(i)	Exchange reserve

Foreign currency translation reserve represents exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

(ii)	Other reserves

Pursuant to Taiwan company law, a Taiwan company is required to maintain a non-distributable surplus reserve when it commences to distribute dividend to its shareholders. Appropriations to the surplus reserve are required to be made at not less than 10% of profit after taxes and accumulated to the Taiwan company’s registered capital.

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024